TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 3
dated January 9, 2023 to the Statement of Additional Information (“SAI”) dated March 1, 2022 and August 1, 2022, as supplemented through November 8, 2022

At the Board of Trustees of the TIAA-CREF Funds (the “Trust”) meeting held December 6, 2022, Joseph A. Carrier and Nicole Thorne Jenkins were elected to serve as new Trustees of the Trust effective January 1, 2023.

Therefore, effective immediately, the total number of Trustees as set forth in the first sentence of the first paragraph currently appearing under the sub-section entitled “Board leadership structure and related matters” of the sub-section entitled “The Board of Trustees” of the section entitled “Management of the Trust” on page 45 of the SAI is hereby increased from nine to eleven.

Effective immediately, the following entries are hereby added in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of the Trust” beginning on page 48 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen by Trustee	Other directorships and positions held by Trustee
Joseph A. Carrier c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Trustee	Indefinite term. Trustee since 2023.	Senior Vice President, Enterprise Risk Management, Franklin Resources, Inc. (2020–2022). Senior Managing Director, Chief Risk Officer and Chief Audit Executive, Legg Mason, Inc. (2008–2020). Mr. Carrier has particular experience in investment management, risk management, and finance.	88	Director, Franklin Templeton Irish Funds; Board Member, Cal Ripken, Sr. Foundation; Advisory Board Member, Loyola University Maryland, Sellinger School of Business and Management.
Nicole Thorne Jenkins c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Trustee	Indefinite term. Trustee since 2023.	John A. Griffin Dean of the McIntire School of Commerce at the University of Virginia (2020–present). Vice Dean (2016–2020), Von Allmen Chaired Professor of Accountancy (2017–2020), Associate Professor and EY Research Fellow (2012–2017), Gatton College of Business and Economics at the University of Kentucky. Ms. Thorne Jenkins has particular experience in higher education, accounting, finance, and social impact. She is licensed as a certified public accountant in the State of Maryland.	88	Trustee and Audit Committee Member, Strada Education Network.

Effective immediately, the following entries are hereby added to the chart currently appearing under the sub-section entitled “Equity ownership of the Trustees” of the section entitled “Management of the Trust” on page 51 of the SAI:

Name	Dollar range of equity securities in the Funds	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies
Joseph A. Carrier	None	None
Nicole Thorne Jenkins	None	None

Effective immediately, the following hereby replaces in its entirety the tables set forth under the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” beginning on page 51 of the SAI:

FISCAL YEAR ENDED 10/31/21

Name	Aggregate compensation from the Funds	[1,2]	Long-term compensation accrued as part of Funds expenses	[2,3]	Total compensation paid from TIAA-CREF Fund Complex	[1]
Forrest Berkley[4]	$ 91,100.72		$24,621.82		$390,000.00
Joseph A. Boateng	91,100.70		24,621.82		370,000.00
Joseph A. Carrier[6]	—		—		—
Janice C. Eberly[4]	91,100.72		24,621.82		390,000.00
Nancy A. Eckl	103,411.65		24,621.82		460,000.00
Michael A. Forrester[4]	100,949.44		24,621.82		410,000.00
Howell E. Jackson[4]	93,544.74		24,621.82		445,000.00
Nicole Thorne Jenkins[6]	—		—		—
Thomas J. Kenny[4]	120,646.96		24,621.82		510,000.00
James M. Poterba[4]	103,411.62		24,621.82		440,000.00
Maceo K. Sloan[5]	98,487.28		24,621.82		400,000.00
Laura T. Starks[5]	91,100.70		24,621.82		370,000.00
Loren M. Starr[6]	—		—		—
[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Includes compensation from only those Funds having the fiscal year end listed above.
[3]	Amounts deferred under the long-term compensation plan described below.
[4]	A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended October 31, 2021, Mr. Berkley elected to defer $290,000, Prof. Eberly elected to defer $290,000, Mr. Forrester elected to defer $310,000, Prof. Jackson elected to defer $34,500, Mr. Kenny elected to defer $123,000 and Prof. Poterba elected to defer $340,000 of total compensation from the TIAA-CREF Fund Complex.
[5]	Effective January 6, 2022, Prof. Starks no longer serves as a Trustee. Effective September 13, 2022, Mr. Sloan no longer serves as a Trustee. Mr. Sloan currently serves as a consultant to the Boards of Trustees of the TIAA-CREF Funds and TIAA-CREF Life Funds, subject to terms agreed upon with those Boards.
[6]	Joseph A. Carrier, Nicole Thorne Jenkins and Loren M. Starr did not serve as Trustees and received no compensation for the fiscal year ended October 31, 2021.

FISCAL YEAR ENDED 3/31/22

Name	Aggregate compensation from the Funds	[1,2]	Long-term compensation accrued as part of Funds expenses	[2,3]	Total compensation paid from TIAA-CREF Fund Complex	[1]
Forrest Berkley[4]	$39,772.17		$10,837.30		$396,250.00
Joseph A. Boateng	39,772.18		10,837.30		376,249.98
Joseph A. Carrier[6]	—		—		—
Janice C. Eberly[4]	39,772.17		10,837.30		396,250.00
Nancy A. Eckl	45,055.13		10,837.30		466,250.00
Michael A. Forrester[4]	43,998.69		10,837.30		416,250.00
Howell E. Jackson[4]	40,289.55		10,837.30		446,250.00
Nicole Thorne Jenkins[6]	—		—		—
Thomas J. Kenny[4]	52,994.36		10,837.30		516,250.00
James M. Poterba[4]	45,055.11		10,837.30		446,250.00
Maceo K. Sloan[5]	42,941.82		10,837.30		406,250.00
Laura T. Starks[4,5]	29,640.95		8,015.98		282,987.00
Loren M. Starr[6]	—		—		—
[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Includes compensation from only those Funds having the fiscal year end listed above.
[3]	Amounts deferred under the long-term compensation plan described below.
[4]	A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended March 31, 2022, Mr. Berkley elected to defer $293,750, Prof. Eberly elected to defer $293,750, Mr. Forrester elected to defer $313,750, Prof. Jackson elected to defer $34,375, Mr. Kenny elected to defer $92,250, Prof. Poterba elected to defer $343,750 and Prof. Starks elected to defer $3,959 of total compensation from the TIAA-CREF Fund Complex.
[5]	Effective January 6, 2022, Prof. Starks no longer serves as a Trustee. Effective September 13, 2022, Mr. Sloan no longer serves as a Trustee. Mr. Sloan currently serves as a consultant to the Boards of Trustees of the TIAA-CREF Funds and TIAA-CREF Life Funds, subject to terms agreed upon with those Boards.
[6]	Joseph A. Carrier, Nicole Thorne Jenkins and Loren M. Starr did not serve as Trustees and received no compensation for the fiscal year ended March 31, 2022.

Joseph A. Carrier will serve as a member of the Investment and Operations Committees. Effective immediately, Joseph A. Carrier is hereby added to the lists of current members of such committees in sections (2) and (5) currently appearing under the sub-section entitled “Board committees” of the section entitled “Management of the Trust” beginning on page 53 of the SAI.

Nicole Thorne Jenkins will serve as a member of the Audit and Compliance and Investment Committees. Effective immediately, Nicole Thorne Jenkins is hereby added to the lists of current members of such committees in sections (1) and (2) currently appearing under the sub-section entitled “Board committees” of the section entitled “Management of the Trust” beginning on page 53 of the SAI.

A41367 (1/23)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds: Funds-of-Funds

Lifecycle Funds

Lifecycle Index Funds

Lifestyle Funds

Managed Allocation Fund

SUPPLEMENT NO. 2
dated January 9, 2023
to the Statement of Additional Information (“SAI”)
dated October 1, 2022, as supplemented through November 8, 2022

At the Board of Trustees of the TIAA-CREF Funds (the “Trust”) meeting held on December 6, 2022, Joseph A. Carrier and Nicole Thorne Jenkins were elected to serve as new Trustees of the Trust effective January 1, 2023.

Therefore, effective immediately, the total number of Trustees as set forth in the first sentence of the first paragraph currently appearing under the sub-section entitled “Board leadership structure and related matters” of the sub-section entitled “The Board of Trustees” of the section entitled “Management of the Trust” on page 41 of the SAI is hereby increased from nine to eleven.

Effective immediately, the following entries are hereby added in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of the Trust” beginning on page 44 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen by Trustee	Other directorships and positions held by Trustee
Joseph A. Carrier c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Trustee	Indefinite term. Trustee since 2023.	Senior Vice President, Enterprise Risk Management, Franklin Resources, Inc. (2020–2022). Senior Managing Director, Chief Risk Officer and Chief Audit Executive, Legg Mason, Inc. (2008–2020). Mr. Carrier has particular experience in investment management, risk management, and finance.	88	Director, Franklin Templeton Irish Funds; Board Member, Cal Ripken, Sr. Foundation; Advisory Board Member, Loyola University Maryland, Sellinger School of Business and Management.
Nicole Thorne Jenkins c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Trustee	Indefinite term. Trustee since 2023.	John A. Griffin Dean of the McIntire School of Commerce at the University of Virginia (2020–present). Vice Dean (2016–2020), Von Allmen Chaired Professor of Accountancy (2017–2020), Associate Professor and EY Research Fellow (2012–2017), Gatton College of Business and Economics at the University of Kentucky. Ms. Thorne Jenkins has particular experience in higher education, accounting, finance, and social impact. She is licensed as a certified public accountant in the State of Maryland.	88	Trustee and Audit Committee Member, Strada Education Network.

Effective immediately, the following entries are hereby added to the chart currently appearing under the sub-section entitled “Equity ownership of the Trustees” of the section entitled “Management of the Trust” on page 47 of the SAI:

Name	Dollar range of equity securities in the Funds	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies
Joseph A. Carrier	None	None
Nicole Thorne Jenkins	None	None

Effective immediately, the following hereby replaces in its entirety the table set forth under the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” on page 47 of the SAI:

Name	Aggregate compensation from the Funds	[1]	Long-term compensation accrued as part of Funds expenses	[2]	Total compensation paid from TIAA-CREF Fund Complex	[1]
Forrest Berkley[3]	$57,922.17		$15,901.84		$402,503.00
Joseph A. Boateng	57,922.14		15,901.84		382,503.00
Joseph A. Carrier[5]	—		—		—
Janice C. Eberly[3]	57,922.17		15,901.84		402,503.00
Nancy A. Eckl	65,492.10		15,901.84		472,504.00
Michael A. Forrester[3]	63,978.28		15,901.84		422,503.00
Howell E. Jackson[3]	57,922.22		15,901.84		447,503.00
Nicole Thorne Jenkins[5]	—		—		—
Thomas J. Kenny[3]	77,614.19		15,901.84		527,503.00
James M. Poterba[3]	65,492.16		15,901.84		452,504.00
Maceo K. Sloan[4]	62,464.12		15,901.84		412,504.00
Laura T. Starks[3,4]	28,649.84		7,750.09		190,487.00
Loren M. Starr[5]	—		—		—
[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.
[3]	A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended May 31, 2022, Mr. Berkley elected to defer $297,502, Prof. Eberly elected to defer $297,502, Mr. Forrester elected to defer $317,502, Prof. Jackson elected to defer $34,250, Mr. Kenny elected to defer $61,500, Prof. Poterba elected to defer $347,503 and Prof. Starks elected to defer $3,959 of total compensation from the TIAA-CREF Fund Complex.
[4]	Effective January 6, 2022, Prof. Starks no longer serves as a Trustee. Effective September 13, 2022, Mr. Sloan no longer serves as a Trustee. Mr. Sloan currently serves as a consultant to the Boards of Trustees of the TIAA-CREF Funds and TIAA-CREF Life Funds, subject to terms agreed upon with those Boards.
[5]	Joseph A. Carrier, Nicole Thorne Jenkins and Loren M. Starr did not serve as Trustees and received no compensation for the fiscal year ended May 31, 2022.

Joseph A. Carrier will serve as a member of the Investment and Operations Committees. Effective immediately, Joseph A. Carrier is hereby added to the lists of current trustees of such committees in sections (2) and (5) currently appearing under the sub-section entitled “Board Committees” of the section entitled “Management of the Trust” beginning on page 48 of the SAI.

Nicole Thorne Jenkins will serve as a member of the Audit and Compliance and Investment Committees. Effective immediately, Nicole Thorne Jenkins is hereby added to the lists of current trustees of such committees in sections (1) and (2) currently appearing under the sub-section entitled “Board Committees” of the section entitled “Management of the Trust” beginning on page 48 of the SAI.

A41368 (1/23)